Revenue (Details) - Schedule of disaggregated revenue - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Total	$ 382,903	$ 325,674	$ 289,707
Revenues from pre-production implementation projects [Member]
Disaggregation of Revenue [Line Items]
Total	142,247	121,986
Revenues from post-production implementation projects [Member]
Disaggregation of Revenue [Line Items]
Total	$ 240,656	$ 203,688